DEFERRED REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 1,555	$ 865	$ 0
Additions	2,610	1,555	865
Less: revenue recognized due to expiration	1,555	865
Less: revenue recognized due to usage	233
Current deferred revenue, ending balance	2,377	1,555	865
Noncurrent deferred revenue, beginning balance	29,683	10,899	1,770
Additions	25,556	18,784	9,129
Noncurrent deferred revenue, ending balance	55,239	29,683	10,899
Shortfall payments billed and included in accounts receivable	$ 13,100
Maximum period customers have the ability to offset their gathering fees	7 years
Williston Basin – Gas Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 0	0	0
Additions	0	0	0
Less: revenue recognized due to expiration	0	0
Less: revenue recognized due to usage	0
Current deferred revenue, ending balance	0	0	0
Noncurrent deferred revenue, beginning balance	6,389	0	0
Additions	10,743	6,389	0
Noncurrent deferred revenue, ending balance	17,132	6,389	0
Barnett Shale Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	1,555	865	0
Additions	2,610	1,555	865
Less: revenue recognized due to expiration	1,555	865
Less: revenue recognized due to usage	233
Current deferred revenue, ending balance	2,377	1,555	865
Noncurrent deferred revenue, beginning balance	0	0	0
Additions	0	0	0
Noncurrent deferred revenue, ending balance	0	0	0
Piceance Basin Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	0	0	0
Additions	0	0	0
Less: revenue recognized due to expiration	0	0
Less: revenue recognized due to usage	0
Current deferred revenue, ending balance	0	0	0
Noncurrent deferred revenue, beginning balance	23,294	10,899	1,770
Additions	14,813	12,395	9,129
Noncurrent deferred revenue, ending balance	$ 38,107	$ 23,294	$ 10,899